LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Aug. 31, 2014
Liabilities for assets acquisitions
Assets acquisition	R$ 78,345	R$ 476,482
Business combination transaction	463,270	516,030
Liabilities for assets acquisitions and Business combination transaction	541,615	992,512
Total current liabilities	94,414	476,954
Total non-current liabilities	447,201	515,558
VFFIP
Liabilities for assets acquisitions
Business combination transaction	420,737	474,845
Consideration paid				R$ 528,941
Cash transferred				R$ 44,998
Facepa
Liabilities for assets acquisitions
Business combination transaction	42,533	41,185
Consideration paid			R$ 307,876
Cash transferred			R$ 267,876
Lands and forests | Duratex
Liabilities for assets acquisitions
Assets acquisition		385,397
Lands and forests | Real Estate Receivables Certificates
Liabilities for assets acquisitions
Assets acquisition	R$ 78,345	R$ 91,085